Schedule of Investments (unaudited) December 31, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 94.7%

Alabama — 1.6%
Alabama Special Care Facilities Financing Authority-Birmingham, RB, Methodist Home for the Aging Project, Series 2015-1, 5.50%, 06/01/30	$500	$572,165
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Warrants, Series D, 6.50%, 10/01/53	1,000	1,185,650
Hoover Industrial Development Board, RB, AMT, United States Steel Corporation Project, 5.75%, 10/01/49	290	315,706
State of Alabama Docks Department, Refunding RB, AMT, (AGM), Series A, 5.00%, 10/01/35	1,000	1,188,580
Tuscaloosa County IDA, Refunding RB, Hunt Refining Project, Series A, 5.25%, 05/01/44(a)	1,895	2,162,043

		5,424,144

Alaska — 0.0%
Northern Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A, 4.63%, 06/01/23	65	65,073

Arizona — 2.2%
Arizona IDA:
RB, Academies Math & Science Project, Series B, 5.13%, 07/01/47(a)	195	212,632
RB, Christian University Project, Series A, 5.63%, 10/01/49(a)	170	169,806
RB, Doral Academy Nevada-Fire Mesa & Red Rock Campus Project, Series A, 5.00%, 07/15/39(a)	220	244,158
RB, Lone Mountain Campus Project, Series A, 5.00%, 12/15/49(a)	105	113,992
Refunding RB, Basis Schools Projects, Series A, 5.00%, 07/01/26(a)	300	331,668
Refunding RB, Basis Schools Projects, Series A, 5.13%, 07/01/37(a)	605	664,369
Refunding RB, Odyssey Prepatory Academy Project, 5.50%, 07/01/52(a)	610	652,627
City of Phoenix Civic Improvement Corp., RB, AMT, Junior Lien Apartment Project, Series B, 4.00%, 07/01/39	800	890,864
City of Phoenix IDA:
RB, Downtown Phoenix Student Housing II LLC, Arizona State University Project, Series A, 5.00%, 07/01/59	880	1,004,705
RB, Legacy Traditional Schools Project, 5.00%, 07/01/46(a)	570	608,372
RB, Oro Valley Project, Series A, 5.00%, 07/01/49(a)	270	274,868
Refunding RB, Basis Schools Projects, 5.00%, 07/01/45(a)	140	148,680
Refunding RB, Basis Schools Projects, Series A, 5.00%, 07/01/35(a)	45	48,788
Refunding RB, Basis Schools Projects, Series A, 5.00%, 07/01/46(a)	50	52,808
Refunding RB, Legacy Traditional Schools Project, 5.00%, 07/01/35(a)	300	321,939
Refunding RB, Legacy Traditional Schools Project, 5.00%, 07/01/45(a)	100	105,615
County of Pima IDA, RB, Paideia Academies Project:
5.13%, 07/01/39	145	147,887
5.25%, 07/01/49	180	181,082

Security	Par (000)	Value

Arizona (continued)
La Paz County IDA, RB, Imagine Schools West Middle Project, 5.88%, 06/15/48(a)	$285	$301,122
Maricopa County IDA, Refunding RB, HonorHealth Project, Series A, 4.13%, 09/01/38	230	260,505
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	500	664,275
Tempe IDA, RB, Friendship Village of Tempe Project — Tempe Life Care Village, Inc., 5.00%, 12/01/54	100	109,103

		7,509,865

Arkansas — 0.7%
Arkansas Development Finance Authority, RB:
AMT, Big River Steel Project, 4.50%, 09/01/49(a)	1,215	1,283,222
Baptist Health Project, 4.00%, 12/01/44	610	661,228
Pulaski County Public Facilities Board, RB:
5.00%, 12/01/39	230	258,941
5.00%, 12/01/42	250	280,365

		2,483,756

California — 4.3%
California County Tobacco Securitization Agency:
RB, Asset-Backed, 5.45%, 06/01/28	500	500,290
RB, Asset-Backed, 5.60%, 06/01/36	425	425,191
RB, Asset-Backed, 5.70%, 06/01/46	760	763,572
Refunding RB, Asset-Backed, Merced County Project, Series A, 5.00%, 06/01/26	20	20,055
Refunding RB, Asset-Backed, Sonoma County Corp. Project, 5.00%, 06/01/26	265	265,641
Refunding RB, Asset-Backed, Sonoma County Corp. Project, 5.25%, 06/01/45	330	330,063
Refunding RB, Turbo, Golden Gate Tobacco Project, Series A, 5.00%, 06/01/36	300	300,123
California Infrastructure & Economic Development Bank, Refunding RB, Academy Motion Picture Art Project, 4.00%, 11/01/45	750	801,338
California Municipal Finance Authority:
RB, Sycamore Academy Project, 5.63%, 07/01/44(a)	150	162,209
Refunding RB, Community Medical Centers Project, Series A, 5.00%, 02/01/46	650	736,840
Refunding RB, Emerson College Project, Series B, 5.00%, 01/01/37	630	746,550
California School Finance Authority, RB:
Alliance College-Ready Public Schools Project, 5.00%, 07/01/51(a)	300	333,843
Alta Public Schools Project, Series A, 6.75%, 11/01/45(a)	250	269,148
California Statewide Communities Development Authority:
RB, Loma Linda University Medical Center Project, Series A, 5.25%, 12/01/56(a)	100	112,737
Refunding RB, (AGM), 5.00%, 11/15/49	500	571,075
Refunding RB, 899 Charleston Project, Series A, 5.25%, 11/01/44(a)	250	272,948
California Statewide Financing Authority, RB, Asset-Backed:
Series A, 6.00%, 05/01/43	85	85,088
Series B, 5.63%, 05/01/29	50	50,123
Series B, 6.00%, 05/01/43	315	315,328

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of Irvine, Community Facilities District No. 2013-3, (Great Park) Improvement Area No. 1, Special Tax Bonds, 5.00%, 09/01/44	$250	$274,710
City of Los Angeles Department of Airports, Refunding RB, AMT, Series A, 5.00%, 05/15/39	2,000	2,461,300
City of Roseville, CDF No. 1, Special Tax Bonds, 5.00%, 09/01/44	500	542,700
Golden State Tobacco Securitization Corp., Refunding RB:
Series A-1, 3.50%, 06/01/36	1,300	1,329,185
Series A-1, 5.00%, 06/01/47	1,865	1,927,944
Series A-2, 5.00%, 06/01/47	115	118,881
Oakland Unified School District, GO, Series A, 5.00%, 08/01/40	350	408,968
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	500	595,900
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Mission Bay’s Redevelopment Project, Sub-Series D, 0.00%, 08/01/31(a)(b)	580	339,874

		15,061,624

Colorado — 4.0%
Amber Creek Metropolitan District, GO, Refunding, Series A, 5.13%, 12/01/47	1,000	1,043,560
Arista Metropolitan District, GO, Refunding, Improvement, County Unlimited and Special Project, Series A, 5.00%, 12/01/38	500	537,800
Aviation Station North Metropolitan District No. 2, GO, Series A, 5.00%, 12/01/48	500	520,565
Broadway Station Metropolitan District No. 2, GO, Series A, 5.13%, 12/01/48	655	699,776
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	155	163,846
Colorado Educational & Cultural Facilities Authority, Refunding RB, Charter School-University Project, 5.00%, 12/15/45	500	542,970
Colorado Health Facilities Authority:
RB, Catholic Health Initiatives Project, Series A, 5.25%, 01/01/40	815	913,908
RB, Catholic Health Initiatives Project, Series A, 5.25%, 01/01/45	620	695,243
Refunding RB, Catholic Health Initiatives Project, Series A, 5.00%, 02/01/41	210	218,707
Refunding RB, Catholic Health Initiatives Project, Series B-1, 5.00%, 07/01/38	215	238,353
Refunding RB, Catholic Health Initiatives Project, Series B-1, 4.00%, 07/01/39	645	697,019
Refunding RB, CommonSpirit Health Project, Series A-1, 4.00%, 08/01/39	750	820,193
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	500	523,135
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	950	1,073,462
DIATC Metropolitan District, GO, 3.25%, 12/01/29(a)	590	586,962
First Creek Village Metropolitan District, GO, Series A:
5.00%, 12/01/39	600	659,016
5.00%, 08/01/49	540	586,958
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48	500	517,345
Palisade Metropolitan District No. 2, GO, 7.25%, 12/15/49	675	650,686
Serenity Ridge Metropolitan District No. 2, GO, Refunding, Series A, 5.13%, 12/01/37	550	590,563

Security	Par (000)	Value

Colorado (continued)
Southlands Metropolitan District No. 1, GO, Refunding, Series A-1, 5.00%, 12/01/47	$180	$200,020
Thompson Crossing Metropolitan District No. 4, GO, Refunding, 5.00%, 12/01/49	645	682,197
Westcreek Metropolitan District No. 2, GO, Series A, 5.38%, 12/01/48	500	520,840

		13,683,124

Connecticut — 0.5%
Connecticut Housing Finance Authority, Refunding RB, Sub-Series B-1, 4.00%, 05/15/45	335	361,241
Connecticut State Health & Educational Facilities Authority, RB, Mary Wade Home Issue Project, Series A-1, 5.00%, 10/01/54(a)	145	156,807
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(a)	775	790,887
Mohegan Tribe of Indians of Connecticut:
RB, Series A, 6.75%, 02/01/45(a)	98	105,512
Refunding RB, Priority District Project, Series C, 6.25%, 02/01/30(a)	330	369,201

		1,783,648

Delaware — 0.1%
Delaware EDA, RB, Exempt Facility Indian River Power Project, 5.38%, 10/01/45	505	516,297

District of Columbia — 0.3%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Dulles Metrorail & Capital Improvement Project, Series B, 4.00%, 10/01/53	1,030	1,121,423

Florida — 6.0%
Babcock Ranch Community Independent Special District, Special Assessment RB, 4.25%, 11/01/21	215	218,601
Brevard County Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	500	550,245
Capital Region Community Development District, Special Assessment Refunding RB, Series A-2, 4.60%, 05/01/31	480	509,189
Capital Trust Agency, Inc., RB:
Paragon Academy of Technology-Sunshine Elementary Charitable School Project, Series A, 5.75%, 06/01/54(a)	420	441,189
Renaissance Charter School, Inc. Project, Series A, 5.00%, 06/15/49(a)	100	103,738
Celebration Pointe Community Development District, Special Assessment RB:
5.13%, 05/01/45	250	261,098
Alachua County Project, 4.00%, 05/01/22(a)	80	81,062
Charlotte County IDA, RB, Town & Country Utilities Project:
5.00%, 10/01/34(a)	105	114,981
5.00%, 10/01/49(a)	510	545,154
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,000	1,135,470
County of Broward Airport System Revenue, RB, AMT, Series A, 4.00%, 10/01/49	610	671,317
County of Broward Port Facilities Revenue, RB, AMT, Senior Bond, Series B, 4.00%, 09/01/49	2,500	2,703,400
County of Osceola Transportation Revenue, Refunding RB:
Series A-1, 4.00%, 10/01/54	600	648,942

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Series A-2, 0.00%, 10/01/46(b)	$935	$366,034
Series A-2, 0.00%, 10/01/47(b)	900	339,093
Series A-2, 0.00%, 10/01/48(b)	635	229,133
Series A-2, 0.00%, 10/01/49(b)	525	183,157
County of Palm Beach, RB, Palm Beach Atlantic University Housing Project, Series A, 5.00%, 04/01/51(a)	110	119,816
Florida Development Finance Corp., RB:
AMT, Waste Pro USA, Inc. Project, 5.00%, 08/01/29(a)(c)	470	487,442
Renaissance Charter School Project, Series A, 6.13%, 06/15/44	45	48,532
Florida Gulf Coast University Financing Corp., Refunding RB, Financing Corp. Housing Project, Series A, 4.00%, 02/01/38	765	843,979
Florida Higher Educational Facilities Financial Authority, RB, Jacksonville University Project, Series A-1, 5.00%, 06/01/48(a)	355	392,705
Greater Orlando Aviation Authority, Refunding RB, AMT, Special Purpose JetBlue Airway Project, 5.00%, 11/15/36	250	264,815
Harbor Bay Community Development District, Special Assessment Refunding RB, Series A-2, 3.70%, 05/01/33	370	369,142
Hillsborough County Aviation Authority, Refunding RB, AMT, Tampa International Project, Series A, 5.00%, 10/01/44	350	394,790
Lakewood Ranch Stewardship District, Special Assessment RB:
Cresswind Project, 4.40%, 05/01/39	525	547,759
Indigo Expansion Area Project, 4.00%, 05/01/49(a)	200	193,660
Lakewood Centre & NW Sector Projects, 4.95%, 05/01/29(a)	135	149,039
Lakewood Centre & NW Sector Projects, 5.50%, 05/01/39(a)	135	152,400
Lakewood Centre & NW Sector Projects, 5.65%, 05/01/48(a)	210	233,808
Lakewood Centre North Project, 4.88%, 05/01/35	250	264,538
Northeast Sector Project — Phase 1B, 4.75%, 05/01/29	180	196,387
Northeast Sector Project — Phase 1B, 5.30%, 05/01/39	205	228,235
Northeast Sector Project — Phase 1B, 5.45%, 05/01/48	365	400,788
Northeast Sector Project — Phase 2A, 3.00%, 05/01/24	155	155,043
Northeast Sector Project — Phase 2A, 3.25%, 05/01/29	225	223,659
Stewardship District Azario Project, 3.13%, 05/01/25	315	315,759
Village of Lakewood Ranch Project, Series 2016, 5.13%, 05/01/46	100	105,908
Orange County Health Facilities Authority:
RB, Presbyterian Retirement Community Project, 5.00%, 08/01/35	250	281,117
Refunding RB, Presbyterian Retirement Community Project, 5.00%, 08/01/41	695	764,340
Pinellas County IDA, RB, 2017 Foundation for Global Understanding, Inc. Project, 5.00%, 07/01/39	250	289,357
Preserve at South Branch Community Development District, Special Assessment RB, Phase 2:

Security	Par (000)	Value

Florida (continued)
3.25%, 11/01/24	$100	$100,433
3.50%, 11/01/30	200	200,404
Seminole County IDA, Refunding RB, Legacy Pointe at UCF Project, Series A:
5.50%, 11/15/49	740	738,735
5.75%, 11/15/54	595	594,453
Southern Groves Community Development District No. 5, Special Assessment Refunding RB, 3.60%, 05/01/34	375	370,264
Tolomato Community Development District, Special Assessment Refunding RB, Sub-Series A-2, 4.25%, 05/01/37	185	188,247
Trout Creek Community Development District, Special Assessment RB:
4.50%, 05/01/23	250	255,557
5.00%, 05/01/28	240	258,480
5.63%, 05/01/45	250	263,467
West Villages Improvement District, Unit Development No. 7, Master Infrastructure, Special Assessment RB:
4.25%, 05/01/29	100	104,006
4.75%, 05/01/39	190	199,834
5.00%, 05/01/50	290	302,284
Westside Community Development District, Special Assessment Refunding RB, 3.75%, 05/01/29(a)	805	808,011

		20,908,996

Georgia — 1.9%
Gainesville & Hall County Hospital Authority, Refunding RB, North East Georgia Health Systems, Inc. Project, 5.50%, 08/15/54	250	292,390
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	950	1,298,754
Municipal Electric Authority of Georgia:
RB, Plant Vogtle Units 3&4 Project M Bonds, Series A, 5.00%, 01/01/56	3,515	4,057,611
Refunding RB, Sub-Series A, 4.00%, 01/01/49	845	904,530

		6,553,285

Idaho — 0.7%
Idaho Fish & Wildlife Foundation, Inc., RB, Idaho Department of Fish and Game Headquarters Office Project:
4.00%, 12/01/39	700	797,279
4.00%, 12/01/42	800	907,568
Idaho Health Facilities Authority, RB, Trinity Health Credit Group Project, Series D, 4.00%, 12/01/43	540	594,956

		2,299,803

Illinois — 6.5%
City of Chicago Board of Education, GO:
Refunding, Series A, 0.00%, 12/01/25(b)	135	114,657
Refunding, Series A, 5.00%, 12/01/29	360	433,022
Refunding, Series A, 5.00%, 12/01/30	425	508,861
Refunding, Series B, 4.00%, 12/01/35	230	233,786
Refunding, Series C, 5.00%, 12/01/25	225	257,373
Refunding, Series C, 5.00%, 12/01/34	625	716,244
Refunding, Series D, 5.00%, 12/01/25	290	331,725
Refunding, Series F, 5.00%, 12/01/22	215	232,867
Series A, 5.00%, 12/01/41	200	207,798
Series A, 5.00%, 12/01/42	570	601,578
Series D, 5.00%, 12/01/46	485	517,912
Series D, 5.00%, 12/01/46	190	215,099
Series H, 5.00%, 12/01/46	625	700,163

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
City of Chicago, GO, Refunding, Series A, 6.00%, 01/01/38	$275	$326,868
City of Chicago, O’Hare International Airport Revenue, Refunding RB:
Senior Lien, Series D, 5.00%, 01/01/39	260	284,518
Series D, 5.00%, 01/01/46	1,000	1,133,620
City of Chicago, Wastewater Transmission Revenue, Refunding RB, Second Lien, Series C, 5.00%, 01/01/39	500	555,740
Cook County Community College District No. 508, GO, 5.25%, 12/01/30	920	1,004,898
Illinois Finance Authority, Refunding RB:
Chicago LLC University of Illinois at Chicago Project, 5.00%, 02/15/47	900	1,005,345
Presence Health Network Project, Series C, 5.00%, 02/15/41	650	765,518
Senior, Rogers Park Montessori School Project, 6.13%, 02/01/45	150	163,457
Illinois Housing Development Authority, RB, Series D, 3.00%, 10/01/41	1,035	1,035,197
Metropolitan Pier & Exposition Authority:
RB, McCormick Place Expansion Project, Series 2015A, 5.50%, 06/15/53	390	441,301
RB, McCormick Place Expansion Project, Series B, 0.00%, 12/15/51(b)	6,540	1,982,405
Refunding RB, McCormick Place Expansion Project, Series A, 4.00%, 06/15/50(d)	680	709,254
Refunding RB, McCormick Place Expansion Project, Series A, 5.00%, 06/15/50(d)	660	759,099
Refunding RB, McCormick Place Expansion Project, Series B, 5.00%, 06/15/52	80	83,327
Refunding RB, McCormick Project, Series B-2, 5.00%, 06/15/50	600	610,404
Refunding RB, McCormick Project, Series B-2, 5.20%, 06/15/50	405	412,387
State of Illinois, GO:
5.00%, 01/01/28	1,005	1,137,158
5.00%, 04/01/31	1,000	1,096,630
5.50%, 07/01/33	365	402,380
5.00%, 03/01/37	300	314,883
5.00%, 02/01/39	1,000	1,080,170
5.00%, 05/01/39	275	297,858
Refunding, Series B, 5.00%, 10/01/27	400	466,668
Series A, 5.00%, 01/01/33	310	325,150
Series A, 5.00%, 12/01/35	825	937,250

		22,402,570

Indiana — 1.0%
City of Vincennes, Refunding RB, Southwest Industrial Regional Youth Village Factory Project, 6.25%, 01/01/29(a)	435	446,027
County of Allen RB, StoryPoint Fort Wayne Project:
6.63%, 01/15/34(a)	100	110,895
6.75%, 01/15/43(a)	395	433,276
6.88%, 01/15/52(a)	380	415,427

Security	Par (000)	Value

Indiana (continued)
Indiana Finance Authority:
RB, AMT, Private Activity Bond, Ohio River Bridges East End Crossing Project, 5.25%, 01/01/51	$1,000	$1,104,890
Refunding RB, Marquette Project, 4.75%, 03/01/32	270	281,845
Indiana Housing & Community Development Authority, RB, Lake Meadows Assisted Living Project, Series A, 5.00%, 01/01/39(a)	430	439,314
Town of Chesterton RB, StoryPoint Chesterton Project, Series A, 6.38%, 01/15/51(a)	265	283,531

		3,515,205

Iowa — 1.9%
Iowa Finance Authority:
RB, Lifespace Communities Project, Series A, 5.00%, 05/15/48	940	1,047,423
Refunding RB, Iowa Fertilizer Co. Project, 3.13%, 12/01/22	795	810,534
Refunding RB, Iowa Fertilizer Co. Project, 5.25%, 12/01/25	310	343,446
Refunding RB, Iowa Fertilizer Co. Project, Series A, 5.25%, 12/01/50(c)	400	438,308
Refunding RB, Iowa Fertilizer Co. Project, Series B, 5.25%, 12/01/50(c)	750	825,098
Refunding RB, Unitypoint Health Project, Series E, 4.00%, 08/15/46	570	605,750
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, Liquidity Corp. Project, Sub-Series C, 3.50%, 12/01/44	2,000	1,955,100
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.50%, 06/01/42	485	485,000

		6,510,659

Kansas — 0.1%
City of Wichita, Refunding RB, Presbyterian Manors Obligated Group Project, 5.00%, 05/15/50	270	291,530

Kentucky — 0.2%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Health Project, Series A, 5.25%, 06/01/41	500	576,805

Louisiana — 0.4%
Calcasieu Parish Memorial Hospital Service District, Refunding RB, Lake Charles Memorial Hospital Project:
5.00%, 12/01/34	250	299,068
5.00%, 12/01/39	250	293,568
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Projects, Series C, 7.00%, 09/15/44(a)	475	479,380

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, University of Louisiana-Monroe Student Housing Project, Series A, 5.00%, 07/01/54(a)	$400	$429,976

		1,501,992

Maine — 1.1%
Finance Authority of Maine, Refunding RB, AMT, (AGM), Student Loan Revenue Bond, Class A, Series 2019 A-1, 3.50%, 12/01/39	3,600	3,715,848

Maryland — 1.6%
Anne Arundel County Consolidated Special Taxing District, Special Tax Bonds, Villages at 2 Rivers Project, 5.25%, 07/01/44	250	256,968
City of Baltimore, Refunding:
RB, Baltimore Research Park Project, Series A, 4.00%, 09/01/27	100	105,751
Tax Allocation Bonds, Senior Lien, Harbor Point Project, Series A, 3.20%, 06/01/30(a)	200	199,864
Tax Allocation Bonds, Senior Lien, Harbor Point Project, Series A, 3.25%, 06/01/31(a)	225	224,618
Tax Allocation Bonds, Senior Lien, Harbor Point Project, Series A, 3.30%, 06/01/32(a)	250	249,418
Tax Allocation Bonds, Senior Lien, Harbor Point Project, Series A, 3.35%, 06/01/33(a)	270	269,147
Tax Allocation Bonds, Senior Lien, Harbor Point Project, Series A, 3.40%, 06/01/34(a)	285	283,897
Tax Allocation Bonds, Senior Lien, Harbor Point Project, Series A, 3.45%, 06/01/35(a)	300	298,986
County of Frederick, Tax Allocation Bonds, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43(a)	150	151,133
Maryland Community Development Administration, Refunding RB:
Series A, 4.10%, 09/01/38	580	628,737
Series B, 3.35%, 09/01/42	1,455	1,493,659
Maryland Economic Development Corp:
RB, AMT, Green Bonds, Purple Line Light Rail Project, 5.00%, 03/31/51	620	691,796
Refunding RB, University of Maryland Project, 5.00%, 07/01/39	100	109,198
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Meritus Medical Center Project, 5.00%, 07/01/40	500	566,530

		5,529,702

Massachusetts — 2.3%
Massachusetts Development Finance Agency:
RB, Baystate Medical Center Project, Series N, 5.00%, 07/01/44	500	559,935
RB, Emerson College Project, 5.00%, 01/01/43	500	581,565
RB, Emerson College Project, 5.00%, 01/01/48	1,000	1,156,910
RB, Emerson College Project, Series A, 5.00%, 01/01/47	500	570,530
RB, Green Bonds, Boston Medical Center Project, 5.00%, 07/01/44	180	201,857

Security	Par (000)	Value

Massachusetts (continued)
RB, University of Massachusetts Boston Student Housing Project, 5.00%, 10/01/48	$1,000	$1,123,510
RB, University of Massachusetts Darthmouth Student Housing Project, 5.00%, 10/01/54	710	815,172
Refunding RB, Emmanuel College Project, Series A, 5.00%, 10/01/35	750	866,490
Refunding RB, Series A, 4.00%, 07/01/44	1,250	1,347,325
Massachusetts Housing Finance Agency, Refunding RB, AMT, Series A, 4.45%, 12/01/42	640	669,312

		7,892,606

Michigan — 1.8%
Advanced Technology Academy, Refunding RB, 3.88%, 11/01/29	250	249,025
City of Detroit, GO:
5.00%, 04/01/34	90	101,417
5.00%, 04/01/35	90	101,146
5.00%, 04/01/36	65	72,888
5.00%, 04/01/37	100	111,844
5.00%, 04/01/38	45	50,196
Michigan Finance Authority, Refunding RB:
AMT, Senior Lien, Detroit Water & Sewerage Department Project, 5.00%, 07/01/44	250	267,495
Series A, 4.00%, 12/01/49	1,355	1,492,546
Michigan Housing Development Authority, RB, Series A, 3.65%, 12/01/39	1,820	1,928,909
Michigan Tobacco Settlement Finance Authority, RB, Turbo, Series A, 6.88%, 06/01/42	500	504,150
Wayne County Airport Authority, RB:
AMT, Detroit Metropolitan Wayne County Airport Project, 5.00%, 12/01/39	250	282,825
Detroit Metropolitan Wayne County Airport Project, Series B, 5.00%, 12/01/44	500	569,550
Series D, 5.00%, 12/01/40	500	581,185

		6,313,176

Minnesota — 1.0%
City of Deephaven, Refunding RB, Eagle Ridge Academy Project, Series 2015A, 5.25%, 07/01/37	605	655,070
City of Wayzata, Refunding RB, Folkestone Senior Living Community Project, 5.00%, 08/01/49	250	273,085
Duluth EDA, Refunding RB, Essentia Health Obligated Group Project, Series A:
4.25%, 02/15/48	1,265	1,387,250
5.25%, 02/15/58	425	502,019
Housing & Redevelopment Authority of the City of St. Paul Minnesota, RB:
Great River School Project, Series A, 5.50%, 07/01/38(a)	240	262,500
Hmong College Prep Academy Project, Series E, 5.50%, 09/01/36	310	349,525

		3,429,449

Missouri — 1.4%
City of St. Louis IDA, Refunding RB, Ballpark Village Development Project, Series A:
4.38%, 11/15/35	215	232,432
4.75%, 11/15/47	240	260,275
Kansas City IDA:

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
RB, AMT, Kansas City International Airport Terminal Modernization Project, Series B, 5.00%, 03/01/54	$2,205	$2,606,222
Refunding RB, Kansas City United Methodist Church Project, 5.75%, 11/15/36(a)(e)(f)	220	194,768
Kansas City Land Clearance Redevelopment Authority, Tax Allocation Bonds, Convention Center Hotel Project, Series B:
4.38%, 02/01/31(a)	170	185,132
5.00%, 02/01/40(a)	260	284,544
Plaza at Noah’s Ark Community Improvement District, Refunding Tax Allocation Bonds, 5.00%, 05/01/35	400	403,596
Saint Louis County IDA, Refunding RB, Friendship Village St. Louis Project, 5.00%, 09/01/37	695	791,021

		4,957,990

Montana — 0.4%
Montana Board of Housing, Refunding RB, Series A-1, 3.00%, 12/01/49(d)	1,385	1,368,865

Nebraska — 0.2%
Douglas County Hospital Authority No. 3, Refunding RB, Health Facilities NE Methodist Hospital Project, 5.00%, 11/01/45	500	571,550

Nevada — 1.5%
City of Reno, Refunding RB, (AGM), Series A-1, 4.00%, 06/01/46	5,000	5,336,200

New Hampshire — 0.3%
New Hampshire Business Finance Authority:
RB, The Vista Project, Series A, 5.25%, 07/01/39(a)	190	206,796
RB, The Vista Project, Series A, 5.63%, 07/01/46(a)	125	136,715
RB, The Vista Project, Series A, 5.75%, 07/01/54(a)	255	278,832
Refunding RB, AMT, Resource Recovery Covanta Project, Series C, 4.88%, 11/01/42(a)	130	134,208
Refunding RB, Resource Recovery Covanta Project, Series B, 4.63%, 11/01/42(a)	320	329,661

		1,086,212

New Jersey — 8.4%
Casino Reinvestment Development Authority, Inc., Refunding RB:
5.25%, 11/01/39	250	269,323
5.25%, 11/01/44	560	601,955
Essex County Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	250	252,368
New Jersey EDA:
RB, AMT, Kapkowski Road Landfill Project, Series 1998 B-MB, 6.50%, 04/01/31	95	112,268
RB, AMT, Middlesex Water Co. Project, 5.00%, 08/01/59	2,000	2,379,400
RB, AMT, Private Activity — The Goethals Project, 5.38%, 01/01/43	500	562,605
RB, Friends of Vineland Public Charter School Project, Series A, 5.25%, 11/01/54(a)	945	940,766

Security	Par (000)	Value

New Jersey (continued)
RB, Provident Group-Kean Properties Project, 5.00%, 07/01/32	$200	$227,894
RB, School Facilities Construction Program Project, 5.00%, 06/15/44	2,935	3,395,824
RB, Series WW, 5.25%, 06/15/40	945	1,058,561
RB, Series WW, 5.25%, 06/15/40	55	66,771
Refunding RB, (AGM), Provident Group-Montclair Project, 5.00%, 06/01/37	200	234,626
Refunding RB, Charter, Greater Brunswick Project, Series A, 6.00%, 08/01/49(a)	250	258,760
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group Project, Series A, 4.00%, 07/01/47	540	585,868
New Jersey Health Care Facilities Financing Authority, Refunding RB, Barnabas Health Obligated Project:
4.25%, 07/01/44	395	430,483
5.00%, 07/01/44	220	249,590
New Jersey Higher Education Student Assistance Authority, Refunding RB, AMT, Sub-Series C, 3.63%, 12/01/49	820	830,947
New Jersey Transportation Trust Fund Authority, RB, Transportation Program:
Series AA, 5.00%, 06/15/38	325	345,598
Series AA, 5.25%, 06/15/41	205	231,383
Series AA, 5.25%, 06/15/43	1,615	1,895,994
Series AA, 5.00%, 06/15/44	30	32,557
Series AA, 5.00%, 06/15/44	30	32,169
Series AA, 5.00%, 06/15/46	450	493,213
Series B, 5.00%, 06/15/42	280	295,607
Series BB, 4.00%, 06/15/50	4,000	4,145,120
New Jersey Turnpike Authority, RB, Series A:
5.00%, 01/01/43	370	399,352
4.00%, 01/01/48	2,000	2,228,040
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	375	449,126
Series A, 5.00%, 06/01/46	1,100	1,249,171
Sub-Series B, 5.00%, 06/01/46	4,335	4,798,715

		29,054,054

New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 07/01/42	325	349,505

New York — 8.2%
Build NYC Resource Corp., Refunding RB, AMT, Pratt Paper, Inc. Project, 5.00%, 01/01/35(a)	285	312,830
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	1,000	1,021,540
County of Cattaraugus, RB, St. Bonaventure University Project, 5.00%, 05/01/44	195	214,387
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset Backed, Series A, 5.00%, 06/01/45	495	495,183
Hempstead Town Local Development Corp., RB, Molloy College Project, 5.00%, 07/01/44	500	549,685
MTA Hudson Rail Yards Trust Obligations, RB, Series A, 5.00%, 11/15/56	955	1,059,792
New York City Transitional Finance Authority Building Aid Revenue, RB, Sub-Series S1B, 4.00%, 07/15/42	1,500	1,692,495

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 4.00%, 11/01/47	$5,000	$5,602,850
New York Counties Tobacco Trust IV, Refunding RB:
Series A, 5.00%, 06/01/42	915	912,218
Series A, 5.00%, 06/01/45	225	221,544
Turbo, Series A, 6.25%, 06/01/41(a)	550	555,709
New York Counties Tobacco Trust VI, Refunding RB:
5.00%, 06/01/45	835	883,689
5.00%, 06/01/51	420	449,942
New York Liberty Development Corp., Refunding RB:
Class 1-3 World Trade Center Project, 5.00%, 11/15/44(a)	1,000	1,092,470
Class 2-3 World Trade Center Project, 5.38%, 11/15/40(a)	150	165,849
Class 3-3 World Trade Center Project, 7.25%, 11/15/44(a)	100	119,707
New York State Dormitory Authority, Refunding RB:
Orange Regional Medical Center Project, 5.00%, 12/01/35(a)	215	250,066
Series D, 4.00%, 02/15/47	3,060	3,436,074
New York State Housing Finance Agency, RB, Affordable Housing Project, Series D, 3.25%, 11/01/34	1,000	1,045,340
New York State Thruway Authority, RB, Series B, 4.00%, 01/01/50	1,490	1,642,799
New York State Urban Development Corp., RB, State Personal Income Tax General Purpose Project, Series A, 4.00%, 03/15/47	1,000	1,111,790
New York Transportation Development Corp., RB, AMT, Laguardia Airport Term B Redevelopment Project, Series A:
5.00%, 07/01/34	500	559,850
5.00%, 07/01/41	1,470	1,627,657
Tompkins County Development Corp., Refunding RB, Kendal at Ithaca, Inc. Project, 5.00%, 07/01/44	385	422,726
Westchester County Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	329	356,795
Westchester County Local Development Corp., Refunding RB, Kendal on the Hudson Project, 5.00%, 01/01/34	1,080	1,161,378
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C:
4.00%, 06/01/42	965	1,000,300
5.13%, 06/01/51	500	534,680

		28,499,345

North Carolina — 0.9%
North Carolina Department of Transportation, RB, AMT, Hot Lanes Project, Series 1-77, 5.00%, 06/30/54	115	126,823
North Carolina Housing Finance Agency, RB, 3.63%, 07/01/49	1,165	1,212,986
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Galloway Ridge Project, Series A, 5.25%, 01/01/41	250	268,182
North Carolina Turnpike Authority, RB, (AGM), Senior Lien, Triangle Expressway System Project, 4.00%, 01/01/55	370	406,974

Security	Par (000)	Value

North Carolina (continued)
Town of Mooresville, Special Assessment RB, 5.38%, 03/01/40(a)	$250	$265,872
University of North Carolina Hospitals at Chapel Hill, RB, 5.00%, 02/01/45	565	797,774

		3,078,611

North Dakota — 0.4%
County of Cass, Refunding RB, Essentia Health Obligated Group Project, Series B, 5.25%, 02/15/58	855	1,005,087
North Dakota Housing Finance Agency, RB, Home Mortgage Finance Program Project, Series F, 3.05%, 07/01/43	430	432,653

		1,437,740

Ohio — 1.6%
Buckeye Tobacco Settlement Financing Authority, RB, Turbo, Asset-Backed, Senior, Series A-2:
5.13%, 06/01/24	255	255,344
5.75%, 06/01/34	200	200,662
5.88%, 06/01/47	1,775	1,781,177
Butler County Port Authority, RB, Storypoint Fairfield Project, 6.38%, 01/15/43(a)	435	466,738
County of Franklin, RB, OPRS Communities Obligation Group Project, Series 2013A, 6.13%, 07/01/40	585	639,692
County of Hamilton, RB, Improvement, Life Enriching Community Project, 5.00%, 01/01/46	190	209,486
Hickory Chase Community Authority, Refunding RB, Senior Bonds, Hickory Chase Project, Series A, 5.00%, 12/01/40(a)	455	482,327
Ohio Air Quality Development Authority, RB, AMT, AMG Vanadium Project, 5.00%, 07/01/49(a)	880	966,557
Port of Greater Cincinnati Development Authority, RB, Colonial Village/Athens Garden Project, 5.00%, 12/01/40	335	262,623
State of Ohio, RB, AMT, Portsmouth Bypass Project, 5.00%, 06/30/53	370	409,956

		5,674,562

Oklahoma — 1.6%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/37	1,250	1,443,375
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B:
5.00%, 08/15/38	975	1,147,789
5.25%, 08/15/43	875	1,039,299
Tulsa Airports Improvement Trust, Refunding RB, AMT, American Airlines Project, 5.00%, 06/01/35(c)	615	692,773
Tulsa County Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/45	965	1,083,666

		5,406,902

Oregon — 1.9%
Clackamas County School District No. 12 North Clackamas, GO, Series A, 0.00%, 06/15/38(b)	275	142,530
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Mirabella at South Waterfront Project, 5.50%, 10/01/49	150	164,778

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Oregon Facilities Authority, RB, Howard Street Charter School Project, Series A, 5.25%, 06/15/55(a)	$305	$314,379
Salem Hospital Facility Authority, Refunding RB, Multi Model — Salem Health Projects, Series A, 4.00%, 05/15/49	5,000	5,467,300
Yamhill County Hospital Authority, Refunding RB, Friendsview Retirement Community Project, Series 2016A, 5.00%, 11/15/36	300	335,952

		6,424,939

Pennsylvania — 4.0%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(a)	295	329,347
County of Lehigh, Refunding RB, Lehigh Valley Health Network Project, Series A, 4.00%, 07/01/49	2,000	2,168,320
Lancaster County Hospital Authority, Refunding RB, St. Anne’s Retirement Community Project, 5.00%, 04/01/33	250	260,970
Montgomery County Higher Education & Health Authority, Refunding RB, Thomas Jefferson University Project, Series A, 4.00%, 09/01/49	1,255	1,351,384
Montgomery County IDA, Refunding RB:
Albert Einstein Healthcare Project, 5.25%, 01/15/45	500	556,725
Whitemarsh Continuing Care Retirement Community Project, 5.38%, 01/01/50	170	177,509
Moon IDA, Refunding RB, Baptist Homes Society Project, 6.00%, 07/01/45	250	272,732
Northampton County IDA, Tax Allocation Bonds, Route 33 Project, 7.00%, 07/01/32	110	122,222
Pennsylvania Economic Development Financing Authority:
RB, AMT, The Pennsylvania Rapid Bridge Replacement Project, 5.00%, 06/30/42	1,625	1,828,596
Refunding RB, AMT, National Gypson Co. Project, 5.50%, 11/01/44	500	524,210
Pennsylvania Higher Educational Facilities Authority:
RB, University of Pennsylvania Health System Project, 4.00%, 08/15/49	1,260	1,384,463
Refunding RB, Widener University Project, 5.00%, 07/15/38	250	271,775
Pennsylvania Housing Finance Agency, RB, AMT, State Single Family Housing Project, Series 129, 3.40%, 10/01/49	1,815	1,842,951
Pennsylvania Turnpike Commission, RB:
Series B, 5.25%, 12/01/44	1,000	1,145,600
Sub-Series A, 5.50%, 12/01/42	660	794,706
Philadelphia Authority for Industrial Development, Refunding RB, First Series 2015, 5.00%, 04/01/45	500	570,375
Philadelphia Hospitals & Higher Education Facilities Authority, RB, Temple University Health System Project, Series A, 5.63%, 07/01/42	130	140,118

		13,742,003

Puerto Rico — 7.8%
Children’s Trust Fund, Refunding RB, Asset-Backed:
5.50%, 05/15/39	160	162,690
5.63%, 05/15/43	375	380,475

Security	Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico, GO:
Refunding, Series A, 5.50%, 07/01/18(e)(f)	$285	$219,450
Refunding, Series A, 5.50%, 07/01/32(e)(f)	90	72,409
Refunding, Series A, 8.00%, 07/01/35(e)(f)	1,140	718,719
Refunding, Series A, 5.50%, 07/01/39(e)(f)	865	605,500
Refunding, Series A, 6.50%, 07/01/40(e)(f)	625	511,618
Refunding, Series A, 5.00%, 07/01/41(e)(f)	455	311,688
Refunding, Series B, 6.00%, 07/01/39(e)(f)	135	110,510
Series A, 5.25%, 07/01/22(e)(f)	75	60,341
Series A, 5.13%, 07/01/31(e)(f)	207	166,542
Series A, 6.00%, 07/01/38(e)(f)	160	130,974
Series A, 5.75%, 07/01/41(e)(f)	90	68,905
Series B, 5.25%, 07/01/17(e)(f)	30	23,100
Puerto Rico Commonwealth Aqueduct & Sewer Authority:
RB, Senior Lien, Series A, 5.00%, 07/01/33	25	25,906
RB, Senior Lien, Series A, 5.13%, 07/01/37	85	88,185
RB, Senior Lien, Series A, 5.75%, 07/01/37	1,070	1,127,470
RB, Senior Lien, Series A, 5.25%, 07/01/42	360	374,393
Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	1,505	1,531,353
Refunding RB, Senior Lien, Series A, 6.00%, 07/01/44	485	493,492
Puerto Rico Electric Power Authority:
RB, Series 2013 A-RSA-1, 7.00%, 07/01/33(e)(f)	1,795	1,411,340
RB, Series 2013 A-RSA-1, 6.75%, 07/01/36(e)(f)	635	499,276
RB, Series 2013 A-RSA-1, 7.00%, 07/01/43(e)(f)	175	137,596
RB, Series A-3, 10.00%, 07/01/19(e)(f)	177	152,678
RB, Series AAA-RSA-1, 5.25%, 07/01/22(e)(f)	160	122,565
RB, Series AAA-RSA-1, 5.25%, 07/01/28(e)(f)	265	202,999
RB, Series AAA-RSA-1, 5.25%, 07/01/29(e)(f)	40	30,641
RB, Series A-RSA-1, 5.00%, 07/01/29(e)(f)	385	294,923
RB, Series A-RSA-1, 5.00%, 07/01/42(e)(f)	470	360,036
RB, Series B-3, 10.00%, 07/01/19(e)(f)	177	152,678
RB, Series C-1, 5.40%, 01/01/18(e)(f)	486	397,589
RB, Series C-2, 5.40%, 07/01/18(e)(f)	486	397,653
RB, Series C-3, 5.40%, 01/01/20(e)(f)	49	40,196
RB, Series C-4, 5.40%, 07/01/20(e)(f)	49	40,196
RB, Series CCC-RSA-1, 5.25%, 07/01/26(e)(f)	125	95,754
RB, Series CCC-RSA-1, 5.25%, 07/01/28(e)(f)	70	53,622
RB, Series D-2-RSA-1, 7.50%, 01/01/20(e)(f)	840	660,733
RB, Series TT-RSA-1, 5.00%, 07/01/23(e)(f)	855	654,959
RB, Series TT-RSA-1, 5.00%, 07/01/25(e)(f)	45	34,472
RB, Series TT-RSA-1, 5.00%, 07/01/26(e)(f)	190	145,546
RB, Series TT-RSA-1, 5.00%, 07/01/32(e)(f)	80	61,283
RB, Series WW-RSA-1, 5.50%, 07/01/17(e)(f)	110	84,264
RB, Series WW-RSA-1, 5.50%, 07/01/18(e)(f)	95	70,656

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
RB, Series WW-RSA-1, 5.50%, 07/01/19(e)(f)	$70	$53,622
RB, Series WW-RSA-1, 5.38%, 07/01/22(e)(f)	110	84,264
RB, Series WW-RSA-1, 5.38%, 07/01/24(e)(f)	65	49,792
RB, Series WW-RSA-1, 5.50%, 07/01/38(e)(f)	90	68,943
RB, Series XX-RSA-1, 5.25%, 07/01/27(e)(f)	50	38,302
RB, Series XX-RSA-1, 5.25%, 07/01/35(e)(f)	30	22,981
RB, Series XX-RSA-1, 5.75%, 07/01/36(e)(f)	45	34,472
RB, Series XX-RSA-1, 5.25%, 07/01/40(e)(f)	1,395	1,068,617
Refunding RB, Series UU-RSA-1, 0.00%, 07/01/17(c)(e)(f)	30	19,950
Refunding RB, Series UU-RSA-1, 0.00%, 07/01/18(c)(e)(f)	30	20,025
Refunding RB, Series UU-RSA-1, 0.00%, 07/01/20(c)(e)(f)	250	174,062
Refunding RB, Series UU-RSA-1, 1.98%, 07/01/31(c)(e)(f)	300	208,875
Refunding RB, Series ZZ-RSA-1, 5.00%, 07/01/17(e)(f)	70	53,622
Refunding RB, Series ZZ-RSA-1, 5.25%, 07/01/19(e)(f)	235	180,018
Refunding RB, Series ZZ-RSA-1, 5.25%, 07/01/24(e)(f)	150	114,905
Refunding RB, Series ZZ-RSA-1, 5.25%, 07/01/26(e)(f)	20	15,321
Refunding RB, Series ZZ-RSA-1, 5.00%, 07/01/28(e)(f)	75	57,453
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities Project:
Series F, 5.25%, 07/01/24(e)(f)	100	88,742
Series M-2, 10.00%, 07/01/34(e)(f)	85	78,467
Puerto Rico Sales Tax Financing Corp., RB:
Series A-1, 0.00%, 07/01/24(b)	24	21,185
Series A-1, 0.00%, 07/01/27(b)	47	37,686
Series A-1, 0.00%, 07/01/29(b)	77	57,595
Series A-1, 0.00%, 07/01/31(b)	91	63,085
Series A-1, 0.00%, 07/01/33(b)	132	83,505
Series A-1, 0.00%, 07/01/46(b)	3,725	985,002
Series A-1, 0.00%, 07/01/46(b)	477	126,047
Series A-1, 0.00%, 07/01/51(b)	2,571	500,368
Series A-1, 4.75%, 07/01/53	3,180	3,315,850
Series A-1, 5.00%, 07/01/58	2,756	2,923,041
Series A-2, 4.33%, 07/01/40	824	837,472
Series A-2, 4.54%, 07/01/53	317	324,725
Series A-2, 4.78%, 07/01/58	1,978	2,060,087

		27,053,456

Rhode Island — 1.0%
Rhode Island Student Loan Authority, Refunding RB, AMT, Senior, Series A, 3.50%, 12/01/34	370	386,210
Rhode Island Turnpike & Bridge Authority, RB, Series A, 4.00%, 10/01/44	165	182,505
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	400	449,320
Series A, 5.00%, 06/01/40	600	665,676
Series B, 4.50%, 06/01/45	750	776,797

Security	Par (000)	Value

Rhode Island (continued)
Series B, 5.00%, 06/01/50	$1,040	$1,106,092

		3,566,600

South Carolina — 2.5%
South Carolina Jobs EDA, Refunding RB:
Anmed Health Project, 5.00%, 02/01/36	1,045	1,208,323
Anmed Health Project, 5.00%, 02/01/38	1,000	1,151,740
Prisma Health Obligated Group Project, Series A, 5.00%, 05/01/43	730	861,787
Woodlands at Furman Project, 4.00%, 11/15/27	160	165,488
South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/55	410	493,747
South Carolina Public Service Authority:
RB, Obligations, Series A, 5.50%, 12/01/54	1,240	1,397,418
RB, Series E, 5.25%, 12/01/55	1,930	2,228,474
Refunding RB, Obligations, Series B, 4.00%, 12/01/56	200	213,230
Refunding RB, Obligations, Series C, 5.00%, 12/01/46	140	157,772
Refunding RB, Santee Cooper Project, Series B, 5.13%, 12/01/43	390	431,590
Refunding RB, Series A, 5.00%, 12/01/50	190	215,751

		8,525,320

Tennessee — 2.2%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, 5.00%, 10/01/44	250	274,505
Franklin Health & Educational Facilities Board, Refunding RB, Provision Cares Proton Therapy Center Project, Series A, 7.50%, 06/01/47(a)	265	292,867
Knox County Health Educational & Housing Facility Board, Refunding RB, Facilities Board-University Health Project, 5.00%, 04/01/36	690	794,066
Memphis-Shelby County Industrial Development Board, Refunding Tax Allocation Bonds, Senior Tax Increment, Graceland Project:
5.50%, 07/01/37	360	404,636
5.63%, 01/01/46	470	524,459
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Authority, Refunding RB:
Lipscomb University Project, Series A, 4.00%, 10/01/49	220	238,660
Lipscomb University Project, Series A, 5.25%, 10/01/58	1,095	1,326,844
Trevecca Nazarene University Project, 5.00%, 10/01/48	1,800	2,069,694
Shelby County Health Educational & Housing Facilities Board, RB, The Farms at Bailey Station Project, Series A, 5.75%, 10/01/49	1,600	1,602,992

		7,528,723

Texas — 4.2%
Arlington Higher Education Finance Corp., RB:
Austin Discovery School, Inc. Project, Series A, 5.63%, 08/15/54(a)	1,305	1,321,587
Wayside Schools Project, Series A, 4.63%, 08/15/46	170	172,086

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Bexar County Health Facilities Development Corp., Refunding RB, Army Retirement Residence Foundation Project, 5.00%, 07/15/26	$410	$479,667
Brazoria County Industrial Development Corp., RB, AMT, Gladieux Metals Recycling LLC Project, Series B, 7.00%, 03/01/39	390	419,975
Central Texas Regional Mobility Authority, RB, Senior Lien:
6.25%, 01/01/46	175	183,775
Series A, 5.00%, 01/01/45	500	572,470
Central Texas Turnpike System, Refunding RB, Series C:
5.00%, 08/15/37	200	226,630
5.00%, 08/15/42	250	282,172
City of Garland, Electric Utility System Revenue, Refunding RB, 4.00%, 03/01/49	2,400	2,644,584
City of Houston Airport System:
RB, AMT, Series B-1, 5.00%, 07/15/35	100	112,209
Refunding RB, AMT, Series C, 5.00%, 07/15/20	140	142,488
Refunding RB, AMT, United Airlines, Inc. Project, 4.75%, 07/01/24	500	541,005
Refunding RB, AMT, United Airlines, Inc. Project, 5.00%, 07/01/29	500	556,860
City of San Antonio Airport System, RB, AMT, 5.00%, 07/01/45	500	566,710
County of Hays, Special Assessment RB, La Cima Import District Project, 7.00%, 09/15/45	250	264,315
Fort Bend County Industrial Development Corp., RB, NRG Energy, Inc. Project, Series B, 4.75%, 11/01/42	465	491,617
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, Natgasoline Project, 4.63%, 10/01/31(a)	285	307,116
New Hope Cultural Education Facilities Corp:
RB, Beta Academy Project, 5.00%, 08/15/39(a)	125	132,192
RB, Beta Academy Project, 5.00%, 08/15/49(a)	195	204,253
RB, Cityscape Schools, Inc. Project, Series A, 5.00%, 08/15/51(a)	250	272,367
Refunding RB, Jubilee Academic Center Project, Series A, 4.00%, 08/15/26(a)	775	786,036
Newark Higher Education Finance Corp., RB:
Austin Achieve Public Schools, Inc. Project, 5.00%, 06/15/38	125	128,747
Christian Schools, Inc. Project, Series A, 5.50%, 08/15/35(a)	300	338,313
North Texas Tollway Authority, Refunding RB:
4.25%, 01/01/49	1,675	1,851,746
Series B, 5.00%, 01/01/40	250	273,855
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/49	250	272,167
Texas Transportation Commission, RB, First Tier Toll Revenue, State Highway No. 249 System Project, Series A:
0.00%, 08/01/40(b)	1,000	429,050
0.00%, 08/01/42(b)	655	251,232
5.00%, 08/01/57	315	365,400

		14,590,624

Security	Par (000)	Value

Utah — 0.3%
Utah Charter School Finance Authority RB:
Early Light Academy Project, 5.13%, 07/15/49(a)	$545	$548,575
Spectrum Academy Project, 6.00%, 04/15/45(a)	500	501,675

		1,050,250

Vermont — 0.2%
East Central Vermont Telecommunications District Project, RB, Series A, 4.75%, 12/01/40(a)	695	695,507

Virginia — 2.0%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.00%, 03/01/26	120	129,157
5.13%, 03/01/31	230	253,828
Cherry Hill Community Development Authority, Special Assessment RB, Potomac Shores Project, 5.40%, 03/01/45(a)	250	263,585
Chesapeake Bay Bridge & Tunnel District, RB, 5.00%, 07/01/51	810	933,809
Fairfax County EDA, RB, Vinson Hall LLC Project, Series A, 5.00%, 12/01/42	400	437,960
Lexington IDA, RB, Kendal at Lexington Project, Series A, 5.00%, 01/01/48	330	355,054
Lower Magnolia Green Community Development Authority, Special Assessment RB:
5.00%, 03/01/35(a)	240	254,338
5.00%, 03/01/45(a)	100	103,785
Norfolk Redevelopment & Housing Authority, RB, Norfolk Retirement Community Harbors Edge Project, Series A:
4.00%, 01/01/29	250	269,977
5.00%, 01/01/34	190	209,494
4.38%, 01/01/39	280	301,210
5.00%, 01/01/49	365	392,912
Tobacco Settlement Financing Corp., RB, Senior, Series B1, 5.00%, 06/01/47	1,215	1,215,000
Virginia College Building Authority, RB, Green Bonds, Marymount University Project, 5.00%, 07/01/45(a)	250	266,955
Virginia Small Business Financing Authority, RB, AMT, 95 Express Lanes LLC Project, 5.00%, 07/01/49	1,455	1,528,463

		6,915,527

Washington — 1.0%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/42	250	259,283
King County Public Hospital District No. 4, GO, Refunding:
Improvement, Snoqualmie Valley Hospital Project, 7.00%, 12/01/40	200	208,630
Series A, 5.00%, 12/01/30	200	210,630
Port of Seattle RB, AMT, Series C, 5.00%, 04/01/40	250	281,770
Washington Housing Finance Commission, Refunding RB:
Horizon House Project, 5.00%, 01/01/43(a)	1,100	1,231,384
Horizon House Project, 5.00%, 01/01/48(a)	1,000	1,111,230

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Skyline 1st Hill Project, 6.00%, 01/01/45(a)	$210	$229,792

		3,532,719

West Virginia — 0.1%
City of Martinsburg, RB, Kings Daughters Apartments Project, Series A-1, 4.63%, 12/01/43	430	452,042

Wisconsin — 2.3%
Public Finance Authority:
RB, Alabama Proton Theray Center Project, Series A, 6.25%, 10/01/31(a)	195	216,358
RB, Alabama Proton Theray Center Project, Series A, 7.00%, 10/01/47(a)	195	215,342
RB, Delray Beach Radiation Therapy Project, 6.85%, 11/01/46(a)	275	310,362
RB, Delray Beach Radiation Therapy Project, 7.00%, 11/01/46(a)	155	176,278
RB, Gray Collegiate Academy Project, Series A, 5.63%, 06/15/49(a)	1,440	1,434,024
RB, Limited American Prep Academy Project, 5.38%, 07/15/47(a)	335	368,520
RB, Senior Minnesota College of Osteopathic Medicine Project, Series A-1, 5.50%, 12/01/48(a)(e)(f)	8	7,966
RB, Series A, 5.63%, 06/15/49(a)	885	882,911
RB, Traders Point Christian Schools Project, Series A, 5.38%, 06/01/44(a)	245	255,706
RB, Traders Point Christian Schools Project, Series A, 5.50%, 06/01/54(a)	300	310,929
RB, Voyager Foundation, Inc. Project, Series A, 5.13%, 10/01/45	150	159,141
Refunding RB, AMT, Senior Obligation Group Project, Series B, 5.00%, 07/01/42	750	793,912
Refunding RB, Ultimate Medical Academy Project, Series A, 5.00%, 10/01/34(a)	100	112,758
Refunding RB, Ultimate Medical Academy Project, Series A, 5.00%, 10/01/39(a)	165	183,251
Refunding RB, Wingate University Project, Series A, 5.25%, 10/01/48	435	494,056
Wisconsin Health & Educational Facilities Authority, Refunding RB, Camillus Health System Project, Series A:
5.00%, 11/01/39	255	274,737
5.00%, 11/01/46	270	287,304
5.00%, 11/01/54	455	482,091
Wisconsin Housing & EDA, RB:
Series A, 3.20%, 11/01/49	440	442,746
Series A, 3.38%, 05/01/57	390	392,956
WHPC Madison Pool Project, Series A, 4.55%, 07/01/37	165	179,000

		7,980,348

Total Municipal Bonds — 94.7% (Cost: $311,345,533)		327,970,174

Municipal Bonds Transferred to Tender Option Bond Trusts — 5.3%(g)

Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, CommonSpirit Health Project, Series A-2, 4.00%, 08/01/49(h)	2,280	2,430,366

Illinois — 0.5%
Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/40	660	759,703

Security	Par (000)	Value

Illinois (continued)
Series C, 5.00%, 01/01/38	$1,000	$1,145,009

		1,904,712

Massachusetts — 0.3%
Massachusetts Housing Finance Agency, Refunding RB, AMT, Series A, 4.50%, 12/01/47	1,015	1,081,524

New York — 2.3%
New York City Housing Development Corp.:
RB, Series D-1-B, 4.25%, 11/01/45	1,000	1,053,932
Refunding RB, Sustainable Neighborhood Project, Series A-1, 4.15%, 11/01/38	1,550	1,692,073
New York State Dormitory Authority Personal Income Tax Revenue, Refunding RB, Series E, 5.00%, 03/15/36	3,330	3,909,487
Port Authority of New York & New Jersey Refunding, RB, 194th Series, 5.25%, 10/15/55	1,000	1,187,397

		7,842,889

North Carolina — 0.6%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	1,000	1,166,560
North Carolina Housing Finance Agency Home Ownership, RB, Series 39-B, 4.00%, 01/01/48	765	826,004

		1,992,564

Washington — 0.5%
Snohomish County Public Utilities District No. 1, RB, 5.00%, 12/01/45	1,340	1,573,485

West Virginia — 0.4%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(h)	1,215	1,342,147

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 5.3% (Cost: $16,974,379)		18,167,687

Total Long-Term Investments — 100.0% (Cost: $328,319,912)		346,137,861

	Shares

Short-Term Securities — 4.2%
Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 1.29%(i)	14,411,896	14,411,896

Total Short-Term Securities — 4.2% (Cost: $14,411,752)		14,411,896

Total Investments — 104.2% (Cost: $342,731,664)		360,549,757

Liabilities in Excess of Other Assets — (1.5)%		(5,131,630)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.7)%		(9,251,459)

Net Assets — 100.0%		$346,166,668

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series E Portfolio

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	When-issued security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Represents bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between 06/01/26 to 08/01/27, is $1,816,842.

(i)	Annualized 7-day yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
U.S. Treasury Bonds (30 Year)	104	03/20/20	$16,214	$278,154
U.S. Treasury Notes (10 Year)	27	03/20/20	3,467	16,743
U.S. Treasury Notes (5 Year)	7	03/31/20	830	3,044

				$297,941

Portfolio Abbreviations

AGM	Assurance Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

EDA	Economic Development Authority

GO	General Obligation Bonds

IDA	Industrial Development Authority

RB	Revenue Bonds

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$346,137,861	$—	$346,137,861
Short-Term Securities	14,411,896	—	—	14,411,896

	$14,411,896	$346,137,861	$—	$360,549,757

(a)	See above Schedule of Investments for values in each security type.

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series E Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Interest rate contracts	$297,941	$—	$—	$297,941

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $9,205,000 are categorized as Level 2 within the disclosure hierarchy.